U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin  53202

October 25, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Needham Funds, Inc. (the “Company”) Securities Act Registration No.: 033-98310 Investment Company Registration No.: 811-09114

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Company and its series, the Needham Growth Fund, the Needham Aggressive Growth Fund and the Needham Small-Cap Growth Fund (“the Funds”), is Post-Effective Amendment No. 38 to the Company’s Registration Statement on Form N-1A to become effective 60 days after filing.

The purpose of this filing is to add Institutional Class shares for each of the Funds.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

Enclosures